Shareholder Report, Line Graph (Details) - USD ($)				9 Months Ended	12 Months Ended			21 Months Ended	24 Months Ended		33 Months Ended	36 Months Ended		45 Months Ended	48 Months Ended		57 Months Ended	60 Months Ended		69 Months Ended	72 Months Ended		81 Months Ended	84 Months Ended		93 Months Ended	96 Months Ended		105 Months Ended	108 Months Ended		120 Months Ended
	Nov. 01, 2017	Aug. 01, 2016	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
Kansas Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					KSMUX with maximum sales charge
Accumulated Value			$ 9,746				$ 9,705		$ 9,737			$ 10,291				$ 10,816			$ 10,930			$ 10,207			$ 10,004			$ 10,214			$ 9,985		$ 10,617
Kansas Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					KSITX
Accumulated Value	$ 10,000			$ 10,031				$ 10,618			$ 11,188			$ 11,333			$ 10,610			$ 10,426			$ 10,682			$ 10,470			$ 11,160
Nebraska Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NEMUX with maximum sales charge
Accumulated Value			9,748				9,649		9,682			10,228				10,618			10,658			9,977			9,821			10,005			9,764		10,351
Nebraska Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NEITX
Accumulated Value	10,000			10,032				10,615			11,046			11,116			10,441			10,304			10,512			10,295			10,941
Oklahoma Municipal Fund | Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					OKMUX with maximum sales charge
Accumulated Value			9,750				9,681		9,678			10,256				10,658			10,874			10,018			9,884			10,114			10,006		10,618
Oklahoma Municipal Fund | Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					OKMIX
Accumulated Value	10,000			10,010				10,635			11,079			11,332			10,467			10,353			10,620			10,523			11,206
Viking Tax-Free Fund for Montana, Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VMTTX with maximum sales charge
Accumulated Value			9,747				9,713		9,698			10,270				10,669			10,836			10,137			10,060			10,259			10,139		10,745
Viking Tax-Free Fund for Montana, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VMTIX
Accumulated Value	10,000			10,010				10,635			11,079			11,332			10,467			10,353			10,620			10,523			110,206
Viking Tax-Free Fund for North Dakota, Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VNDFX with maximum sales charge
Accumulated Value			9,753				9,964		9,689			10,183				10,495			10,660			9,947			9,730			9,862			9,585		10,170
Viking Tax-Free Fund for North Dakota, Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					VNDIX
Accumulated Value		$ 10,000				$ 9,982				$ 9,992			$ 10,538		$ 10,877			$ 11,076			$ 10,360			$ 10,160			$ 10,323			$ 10,058		$ 10,699
Kansas Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Kansas Municipal Fund Class ABloomberg USMunicipals Bond Index Member
Account Value [Line Items]
Accumulated Value			10,000				10,026		10,125			10,863				11,447			11,824			11,005			11,107			11,523			11,522		12,129
Kansas Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Kansas Municipal Fund Class IBloomberg USMunicipasl Bond Index Member
Account Value [Line Items]
Accumulated Value	10,000			10,053				10,785			11,365			11,739			10,926			11,027			11,440			11,440			12,042
Nebraska Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,026		10,125			10,863				11,447			11,824			11,005			11,107			11,523			11,522		12,129
Nebraska Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	10,000			10,053				10,785			11,365			11,739			10,926			11,027			11,440			11,440			12,042
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,026		10,125			10,863				11,447			11,824			11,005			11,107			11,523			11,522		12,129
Oklahoma Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	10,000			10,053				10,785			11,365			11,739			10,926			11,027			11,440			11,440			12,042
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S. Muni Bond Index [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,026		10,125			10,863				11,447			11,824			11,005			11,107			11,523			11,522		12,129
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000			$ 10,053				$ 10,785			$ 11,365			$ 11,739			$ 10,926			$ 11,027			$ 11,440			$ 11,440			$ 12,042
Viking Tax-Free Fund for North Dakota | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value			10,000				10,026		10,125			10,863				11,447			11,824			11,005			11,107			11,523			11,522		12,129
Viking Tax-Free Fund for North Dakota | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Municipal Bond Index
Accumulated Value		$ 10,000				$ 10,028				$ 10,128			$ 10,866		$ 11,450			$ 11,827			$ 11,008			$ 11,110			$ 11,526			$ 11,525		$ 12,132
Kansas Municipal Fund | Class A | KSMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				9,958		9,990			10,559				11,098			11,214			10,473			10,265			10,480			10,245		10,894
Nebraska Municipal Fund | Class A | NEMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				9,899		9,932			10,493				10,892			10,933			10,235			10,075			10,264			10,016		10,618
Oklahoma Municipal Fund | Class A | OKMUX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				9,929		9,926			10,519				10,931			11,153			10,275			10,137			10,373			10,262		10,890
Viking Tax-Free Fund for Montana | Class A | VMTTX without maximum sales Charge [Member]
Account Value [Line Items]
Accumulated Value			10,000				9,965		9,949			10,536				10,946			11,118			10,400			10,321			10,525			10,402		11,024
Viking Tax-Free Fund for North Dakota | Class A | VNDFX without maximum sales charge [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 9,940		$ 9,934			$ 10,441				$ 10,761			$ 10,930			$ 10,199			$ 9,976			$ 10,112			$ 9,828		$ 10,427